Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following table sets forth required information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2020, 2021, and 2022, and our financial performance
for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)(4)	Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (5)	Net Loss ($M) (6)	Company Selected Measure: Revenue ($M) (7)	Supplemental Measure: Adjusted EBITDA ($M) (8)
2022	5,029,246	10,814,310	2,337,141	4,653,650	422.20	142.94	(24.3)	257.8	28.9
2021	5,909,698	19,315,371	2,622,014	9,474,437	343.00	219.51	(51.3)	190.3	9.1
2020	3,223,537	8,584,821	3,112,216	5,064,383	161.91	153.66	(51.9)	138.9	(11.5)

(1)
Our principal executive officer (“PEO”) in all reporting years is Chris Diorio, Ph.D. Our non-PEO
named executive officers
(“Non-PEO
NEOs”) for the 2022 reporting year are Cary Baker, Jeffrey Dossett and Hussein Mecklai. Our
Non-PEO
NEOs for the 2021 and 2020 reporting years are Cary Baker and Jeffrey Dossett.

(2)
CAP does not mean that our PEO was actually paid those amounts in the listed year, but
this is a dollar amount derived from the starting point of SCT total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below:

Adjustments to Determine PEO Compensation Actually Paid	2022	2021	2020
Summary Compensation Table Total for PEO ($)	5,029,246	5,909,698	3,223,537
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	4,617,789	5,460,661	2,821,209
Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	9,045,148	10,187,649	5,327,696
Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	3,847,161	6,657,732	2,206,686
Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(2,489,456)	2,020,953	648,111
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Plus Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	—	—	—
Compensation Actually Paid to PEO ($)	10,814,310	19,315,371	8,584,821

(3)
The fair value of stock options reported for CAP purposes is estimated using a Black-Scholes option pricing model for the purposes of this PVP calculation in accordance with the SEC rules. We estimate the fair value of options using the Black-Scholes option-pricing model with the following assumptions for the periods presented:

Grant Year	2022	2021	2020
Volatility	66.64 - 77.33%	67.05 - 80.73%	67.70 - 82.33%
Expected life in years	2.98 - 7.23 years	3.10 - 6.97 years	3.04 - 6.65 years
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free rate	1.00 - 4.57%	0.06 - 1.44%	.016 - 1.64%

(4)
This figure is the average of compensation actually paid for the non-PEO
NEOs in each covered year. CAP does not mean that these
non-PEO
NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of SCT total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below:

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2022	2021	2020
Average Summary Compensation Table Total for Non-PEO NEOs ($)	2,337,141	2,622,014	3,112,216
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	1,977,919	2,260,819	2,720,499
Plus Non-PEO NEO Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	3,605,709	4,384,115	4,003,190
Plus Non-PEO NEO Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	1,795,035	3,474,821	647,170
Plus Non-PEO NEO Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(1,106,316)	1,254,306	22,306
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Plus Non-PEO NEO Average Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs ($)	4,653,650	9,474,437	5,064,383

(5)
TSR is determined based on the value of an initial fixed investment of $100 in our common stock on December 31, 2019, assuming the reinvestment of any dividends. The peer group is made up of the PHLX Semiconductor Sector Index, which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022.

(6)	The dollar amounts reported represent our net loss as reflected in our audited financial statements.
(7)	The dollar amounts reported represent our revenue as reflected in our audited financial statements.
(8)	Adjusted EBITDA is a non-GAAP financial measure. For more information, see “Other Matters—Explanation of Non-GAAP Financial Measures” on page 60.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Our
non-PEO
named executive officers
(“Non-PEO
NEOs”) for the 2022 reporting year are Cary Baker, Jeffrey Dossett and Hussein Mecklai. Our
Non-PEO
	NEOs for the 2021 and 2020 reporting years are Cary Baker and Jeffrey Dossett.
Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100 in our common stock on December 31, 2019, assuming the reinvestment of any dividends. The peer group is made up of the PHLX Semiconductor Sector Index, which is the peer group we used for the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 5,029,246	$ 5,909,698	$ 3,223,537
PEO Actually Paid Compensation Amount	$ 10,814,310	19,315,371	8,584,821
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
CAP does not mean that our PEO was actually paid those amounts in the listed year, but
this is a dollar amount derived from the starting point of SCT total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below:

Adjustments to Determine PEO Compensation Actually Paid	2022	2021	2020
Summary Compensation Table Total for PEO ($)	5,029,246	5,909,698	3,223,537
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	4,617,789	5,460,661	2,821,209
Plus Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	9,045,148	10,187,649	5,327,696
Plus Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	3,847,161	6,657,732	2,206,686
Plus Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(2,489,456)	2,020,953	648,111
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Plus Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	—	—	—
Compensation Actually Paid to PEO ($)	10,814,310	19,315,371	8,584,821

Non-PEO NEO Average Total Compensation Amount	$ 2,337,141	2,622,014	3,112,216
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,653,650	9,474,437	5,064,383
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
This figure is the average of compensation actually paid for the non-PEO
NEOs in each covered year. CAP does not mean that these
non-PEO
NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of SCT total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below:

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2022	2021	2020
Average Summary Compensation Table Total for Non-PEO NEOs ($)	2,337,141	2,622,014	3,112,216
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	1,977,919	2,260,819	2,720,499
Plus Non-PEO NEO Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	3,605,709	4,384,115	4,003,190
Plus Non-PEO NEO Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	1,795,035	3,474,821	647,170
Plus Non-PEO NEO Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	(1,106,316)	1,254,306	22,306
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—
Plus Non-PEO NEO Average Value of Dividends or Other Earnings Paid on Equity Awards Prior to the Vesting Date That Are Not Otherwise Reflected in Total Compensation	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs ($)	4,653,650	9,474,437	5,064,383

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The graph below reflects the relationship between (i) the PEO CAP and Average
Non-PEO
NEO CAP and (ii) the Company’s cumulated indexed TSR, assuming an initial fixed investment of $100 on December 31, 2019, for the fiscal years ended December 31, 2020, 2021 and 2022:

Compensation Actually Paid vs. Net Income [Text Block]	The graph below reflects the relationship between (i) the PEO CAP and the Average Non-PEO NEO CAP and (ii) our net income (loss) for the applicable reporting year:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graph below reflects the relationship between (i) the PEO CAP and the Average Non-PEO NEO CAP and (ii) our revenue for the applicable reporting year:
Total Shareholder Return Vs Peer Group [Text Block]
The graph below reflects the relationship between (i) the PEO CAP and Average
Non-PEO
NEO CAP and (ii) the Company’s cumulated indexed TSR, assuming an initial fixed investment of $100 on December 31, 2019, for the fiscal years ended December 31, 2020, 2021 and 2022:

Tabular List [Table Text Block]
List of Most Important Company Performance Measures for Determining NEO Compensation
The following is a list of performance measures (including the company-selected measure identified above), which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to our named executive officers for 2022:

Most Important Company Performance Measures for Determining NEO Compensation
TSR
Revenue
Adjusted EBITDA*

Total Shareholder Return Amount	$ 422.2	343	161.91
Peer Group Total Shareholder Return Amount	142.94	219.51	153.66
Net Income (Loss)	$ (24,300,000)	$ (51,300,000)	$ (51,900,000)
Company Selected Measure Amount	257,800,000	190,300,000	138,900,000
PEO Name	Chris Diorio, Ph.D.
The fair value of Volatility Mininimum	66.64%	67.05%	67.70%
The fair value of Expected life in years Minimum	2 years 11 months 23 days	3 years 1 month 6 days	3 years 14 days
The fair value of Expected dividend yield	0.00%	0.00%	0.00%
The fair value of riskfree rate Minimum	1.00%	0.06%	0.016%
The fair value of Volatility Maximum	77.33%	80.73%	82.33%
The fair value of Expected life in years Maximum	7 years 2 months 23 days	6 years 11 months 19 days	6 years 7 months 24 days
The fair value of riskfree rate Maximum	4.57%	1.44%	1.64%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	The graph below reflects the relationship between (i) the PEO and the Average Non-PEO NEO CAP and (ii) our adjusted EBITDA for the applicable reporting year.
Other Performance Measure Amount	28,900,000	9,100,000	(11,500,000)
Measure Name	Adjusted EBITDA*
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP financial measure. For more information, see “Other Matters—Explanation of Non-GAAP Financial Measures” on page 60.
PEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,617,789	$ 5,460,661	$ 2,821,209
PEO [Member] | Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,045,148	10,187,649	5,327,696
PEO [Member] | Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,847,161	6,657,732	2,206,686
PEO [Member] | Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,489,456)	2,020,953	648,111
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,977,919	2,260,819	2,720,499
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,605,709	4,384,115	4,003,190
Non-PEO NEO [Member] | Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,795,035	3,474,821	647,170
Non-PEO NEO [Member] | Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,106,316)	$ 1,254,306	$ 22,306